Disposition of Long-Term Apartment Rental Business	12 Months Ended
Sep. 30, 2023
Disposition of Long-Term Apartment Rental Business [Abstract]
DISPOSITION OF LONG-TERM APARTMENT RENTAL BUSINESS
3.	DISPOSITION OF LONG-TERM APARTMENT RENTAL BUSINESS

On October 31, 2023, the Group transferred of all of its equity interest in Haoju (Shanghai) Artificial Intelligence Technology Co., Ltd. (“Q&K AI”), to Wangxiancai Limited, at nominal consideration (the “Second Equity Transfer”).

Upon the closing of the Second Equity Transfer, Wangxiancai Limited became the sole shareholder of the Group’s long-term apartment rental business and as a result, assumed all assets and obligations of Q&K AI, Q&K Investment Consulting and Q&K HK, and their subsidiaries, VIE and VIE’s subsidiaries. Upon the closing of the transaction, the Group does not bear any contractual commitment or obligation to the long-term apartment rental business.

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

The following is a reconciliation of the amounts of major classes of assets and liabilities classified as assets of discontinued operations and liabilities of discontinued operations in the consolidated balance sheets as of September 30, 2022 and 2023:

	As of September 30,
	2022	2023
	RMB	RMB	USD
Current assets of discontinued operations
Cash, cash equivalents and restricted cash	2,315	741	102
Accounts receivable, net	752	2,409	330
Amounts due from related parties	—	286	39
Advances to suppliers	1,387	—	—
Other current assets	59,029	63,454	8,697
Property and equipment, net	—	183	25
Other assets	—	9,590	1,315
Total current assets of discontinued operations	63,483	76,663	10,508

Non-current assets of discontinued operations:
Property and equipment, net	500	—	—
Intangible assets, net	13,475	—	—
Other assets	10,405	—	—
Total non-current assets of discontinued operations	24,380	—	—

Liabilities of discontinued operations:
Accounts payable	122,667	157,613	21,603
Amounts due to related parties	765	951	130
Deferred revenue	129,930	99,230	13,601
Short-term debt	103,553	103,552	14,193
Rental instalment loans	15,756	15,756	2,160
Deposits from tenants	38,439	29,723	4,074
Accrued expenses and other current liabilities	78,194	101,501	13,911
Total liabilities of discontinued operations	489,304	508,326	69,672

The following is a reconciliation of the amounts of major classes of income from operations classified as discontinued operations in the consolidated statements of comprehensive (loss) income for the years ended September 30, 2021, 2022 and 2023:

	For the years ended September 30,
	2021	2022	2023
	RMB	RMB	RMB	USD
Net revenues	1,036,206	652,333	227,687	31,207
Operating costs:	(949,654)	(711,003)	(242,097)	(33,182)
Selling and marketing expenses	(13,108)	(1)	(3)	(1)
General and administrative expenses	(189,580)	(32,840)	(19,737)	(2,704)
Research and development expenses	(7,960)	(2,773)	(2,398)	(329)
Impairment loss on long-lived assets	(199,575)	(100,156)	(10,474)	(1,436)
Other (expenses) income, net	(18,476)	(8,104)	2,984	409
Loss from disposal of property and equipment and intangible assets	(30,173)	(11,972)	—	—
Interest (expenses) income, net	(24,071)	(24,847)	24	4
Debt extinguishment loss	(41,961)	—	—	—
Foreign exchange loss, net	(247)	—	—	—
Gains from deconsolidation of VIE’s subsidiaries	—	1,554,450	—	—
Income tax expense	(31)	(21)	—	—
Net (loss) income from discontinued operations	(438,630)	1,315,066	(44,014)	(6,032)
Less: Net loss from discontinued operations attributable to noncontrolling interests	(28)	(43)	—	—
Net (loss) income from discontinued operations attributable to FLJ Group Limited’s ordinary shareholders	(438,602)	1,315,109	(44,014)	(6,032)